Shareholders' Equity (Details) - Schedule of status of options to employees - Share Option Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of status of options to employees [Line Items]
Number of Options, Beginning balance (in Shares) | shares	2,726,911
Weighted average exercise price, Beginning balance	$ 6.25
Aggregate intrinsic value, Beginning balance (in Dollars) | $	$ 2,323
Weighted average remaining contractual life (years), Beginning Outstanding	6 years 5 months 8 days
Number of Options, Granted (in Shares) | shares	1,124,520
Weighted average exercise price, Granted	$ 5.51
Number of Options, Exercised (in Shares) | shares	(30,206)
Weighted average exercise price, Exercised	$ 3.6
Aggregate intrinsic value, Exercised	$ 21
Number of Options, Forfeited and cancelled (in Shares) | shares	(517,879)
Weighted average exercise price, Forfeited and cancelled	$ 6.57
Number of Options, Ending balance (in Shares) | shares	3,303,346
Weighted average exercise price, Ending balance	$ 5.97
Aggregate intrinsic value, Ending balance (in Dollars) | $	$ 115
Weighted average remaining contractual life (years), Ending Outstanding	6 years 1 month 20 days
Number of Options, Exercisable options (in Shares) | shares	2,016,737
Weighted average exercise price, Exercisable options	$ 5.81
Aggregate intrinsic value, Exercisable options (in Dollars) | $	$ 115
Weighted average remaining contractual life (years), Exercisable options	4 years 4 months 2 days
Number of Options, Vested and expected to vest (in Shares) | shares	3,303,346
Weighted average exercise price, Vested and expected to vest	$ 5.97
Aggregate intrinsic value, Vested and expected to vest (in Dollars) | $	$ 115
Weighted average remaining contractual life (years), Vested and expected to vest	6 years 1 month 20 days